FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

November 2, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Statement of Additional Information for the DF Dent Premier Growth Fund, the DF Dent Midcap Growth Fund, and the DF Dent Small Cap Growth Fund (the “Funds”), dated November 1, 2020, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on October 22, 2020 (accession number 0001398344-20-020474).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant